Reverse Acquisition	9 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
Reverse Acquisition
3.	Reverse Acquisition

On August 12, 2014, Corindus, Inc., as the accounting acquirer, acquired the operations of the YIDI business and then immediately transferred its former operations to a former officer, director and shareholder of YIDI in exchange for the satisfaction of a promissory note issued to YIDI’s former officer, director and shareholder in the principal amount of approximately $249 and the assumption of liabilities related to the former operations.

Since former Corindus, Inc. shareholders owned, immediately following the Acquisition, 80% of the combined company on a fully diluted basis and all members of the combined company’s executive management and Board of Directors, were from Corindus, Inc., Corindus Inc. was deemed to be the acquiring company for accounting purposes and the transaction was accounted for as a reverse acquisition in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

All share and per share amounts in the consolidated financial statements and related notes have been retrospectively adjusted to reflect (i) the conversion of the Series A through E Redeemable Convertible Preferred Stock into common stock and (ii) the one for 25.00207 exchange of shares of Common Stock.

Prior to the divestiture of the YIDI business, the Company performed a preliminary allocation of the purchase price for YIDI based on estimated fair value of the acquired assets and liabilities prior to the disposition of the remaining business of YIDI:

Purchase price-assumption of note payable to former officer	$249
Allocation of purchase price:
Intangible assets acquired	$262
Acquired expenses assumed	(13)
Net assets acquired	$249

The allocation of the purchase price consideration is based on preliminary estimates of fair value; such estimates and assumptions are subject to change within the measurement period (up to one year from the acquisition date). Intangibles acquired and immediately spun off represented the value of the domain name and trade name of YIDI.

The Company incurred costs of approximately $1,100 related to the Acquisition for the nine months ended September 30, 2014, which are included in general and administrative expenses.

The subsequent spin-off of the former business resulted in no gain or loss on the disposal of a business as it was sold for its net assets, which represented fair value.

The results of operations for YIDI were immaterial for the nine months ended September 30, 2014 and as such no pro forma statement of operations date is presented.